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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
Address:          1 Lafayette Place
                  Greenwich, CT 06830

13F File Number:  28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
Title:    Vice President of General Partner
Phone:    (203) 861-4600

Signature, Place, and Date of Signing:

         /s/ E.J. BIRD                      Greenwich, CT       August 14, 2000
--------------------------------      -----------------------   ---------------
          [Signature]                       [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:          2

Form 13F Information Table Value Total:   $  6,524
                                       (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  -------------- --------     --------    ------------------  ----------  --------  --------------------
                                                       VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS  CUSIP       (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  -------------- --------     --------    -------  ---  ----  ----------  --------  --------------------
International Game
   Technology                 Common   459902-10-2     2,351      88,727    SH          DEFINED            88,727
International Game
   Technology                 Common   459902-10-2     4,173     157,473    SH           SOLE             157,473

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND
FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

COLUMN TOTALS                          Grand Total     6,524